OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Warranty accruals	$ 7,188	$ 6,607
Accrued expenses	8,099	9,204
Accrued commission	5,309	4,412
Employees and related expenses	7,874	7,225
Tax authorities	$ 7,846	5,106
Other payables		41
Other payables and accrued expenses	$ 36,316	$ 32,595